GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Guarantee Commitments And Contingent Liabilities [Abstract]
Guarantee commitments of the Group to Danish Shipowners' Association	$ 0.1	$ 0.1